Loans and Allowance for Credit Losses, Allowance for Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	$ 13,169	$ 14,971	$ 17,477	$ 19,668	$ 23,463
Provision for credit losses	2,442	1,395	2,309	7,217	7,899
Interest income on certain impaired loans	(198)	(211)	(264)	(315)	(332)
Loan charge-offs	(4,454)	(4,724)	(6,410)	(10,973)	(13,615)
Loan recoveries	1,562	1,779	1,901	1,939	2,316
Net loan charge-offs	(2,892)	(2,945)	(4,509)	(9,034)	(11,299)
Other	(9)	(41)	(42)	(59)	(63)
Allowance for credit losses, ending balance	12,512	13,169	14,971	17,477	19,668
Components:
Allowance for loan losses						$ 11,545	$ 12,319	$ 14,502	$ 17,060	$ 19,372
Allowance for unfunded credit commitments						967	850	469	417	296
Total allowance for credit losses	$ 13,169	$ 14,971	$ 17,477	$ 19,668	$ 23,463	$ 12,512	$ 13,169	$ 14,971	$ 17,477	$ 19,668
Net loan charge-offs as a percentage of average total loans	0.33%	0.35%	0.56%	1.17%	1.49%
Allowance for loan losses as a percentage of total loans						1.26%	1.43%	1.76%	2.13%	2.52%
Allowance for credit losses as a percentage of total loans						1.37%	1.53%	1.82%	2.19%	2.56%
Total Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	$ 6,377	$ 6,103
Provision for credit losses	908	342
Interest income on certain impaired loans	(17)	(20)
Loan charge-offs	(811)	(717)	$ (991)	$ (2,001)	$ (2,709)
Loan recoveries	424	673	776	779	740
Net loan charge-offs	(387)	(44)
Other	(9)	(4)
Allowance for credit losses, ending balance	6,872	6,377	6,103
Components:
Total allowance for credit losses	6,377	6,103	6,103			$ 6,872	$ 6,377	$ 6,103
Commercial and Industrial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(734)	(627)	(739)	(1,404)	(1,681)
Loan recoveries	252	369	396	472	426
Commercial Real Estate Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(59)	(66)	(190)	(382)	(636)
Loan recoveries	127	160	226	163	143
Commercial Real Estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(4)	(9)	(28)	(191)	(351)
Loan recoveries	37	136	137	124	146
Lease Financing [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(14)	(15)	(34)	(24)	(41)
Loan recoveries	8	8	17	20	25
Total Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	6,792	8,868
Provision for credit losses	1,534	1,053
Interest income on certain impaired loans	(181)	(191)
Loan charge-offs	(3,643)	(4,007)	(5,419)	(8,972)	(10,906)
Loan recoveries	1,138	1,106	1,125	1,160	1,576
Net loan charge-offs	(2,505)	(2,901)
Other	0	(37)
Allowance for credit losses, ending balance	5,640	6,792	8,868
Components:
Total allowance for credit losses	6,792	8,868	8,868			5,640	6,792	8,868
Real estate 1-4 family first mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(507)	(721)	(1,439)	(3,020)	(3,896)
Loan recoveries	245	212	246	157	405
Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(635)	(864)	(1,579)	(3,437)	(3,765)
Loan recoveries	259	238	269	260	218
Credit Card [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(1,116)	(1,025)	(1,022)	(1,105)	(1,458)
Loan recoveries	175	161	127	188	257
Automobile [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(742)	(729)	(625)	(651)	(797)
Loan recoveries	325	349	322	364	449
Other revolving credit and installment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(643)	(668)	(754)	(759)	(990)
Loan recoveries	134	146	161	191	247
Allowance for Doubtful Accounts [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	11	30	117	231
Allowance for credit losses, ending balance	1	11	30	117	231
Components:
Total allowance for credit losses	11	30	$ 117	$ 231	$ 231	1	11	$ 30	$ 117	$ 231
Allowance for Doubtful Accounts [Member] | Total Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	11
Allowance for credit losses, ending balance	1	11
Components:
Total allowance for credit losses	11	11				1	11
Allowance for Doubtful Accounts [Member] | Total Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	0
Allowance for credit losses, ending balance	0	0
Components:
Total allowance for credit losses	$ 0	$ 0				$ 0	$ 0